Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries		12 Months Ended
	Feb. 02, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Santander Corredora de Seguros Limitada
Schedule of Subsidiaries [Line Items]
Direct		99.75%	99.75%	99.75%
Indirect		0.01%	0.01%	0.01%
Total		99.76%	99.76%	99.76%
Santander Corredores de Bolsa Limitada
Schedule of Subsidiaries [Line Items]
Direct		50.59%	50.59%	50.59%
Indirect		0.41%	0.41%	0.41%
Total		51.00%	51.00%	51.00%
Santander Asesorias Financieras Limitada
Schedule of Subsidiaries [Line Items]
Direct		99.03%	99.03%	99.03%
Indirect		0.00%	0.00%	0.00%
Total		99.03%	99.03%	99.03%
Santander S.A. Sociedad Securitizadora
Schedule of Subsidiaries [Line Items]
Direct		99.64%	99.64%	99.64%
Indirect		0.00%	0.00%	0.00%
Total		99.64%	99.64%	99.64%
Klare Corredora de Seguros S.A.
Schedule of Subsidiaries [Line Items]
Direct		0.00%	0.00%	50.10%
Indirect		0.00%	0.00%	0.00%
Total		0.00%	0.00%	50.10%
Santander Consumer Chile S.A.
Schedule of Subsidiaries [Line Items]
Direct		51.00%	51.00%	51.00%
Indirect		0.00%	0.00%	0.00%
Total		51.00%	51.00%	51.00%
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A.
Schedule of Subsidiaries [Line Items]
Direct	50.01%	99.99%	99.99%	99.99%
Indirect		0.01%	0.01%	0.01%
Total		100.00%	100.00%	100.00%